Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
CURRENT
Cash and cash equivalents	$ 1,280.9	$ 1,270.8	$ 1,241.5
Financial investments	1,743.4	2,366.1	1,775.6
Trade accounts receivable, net	318.0	297.0	336.8
Derivative financial instruments	5.4	29.5	21.0
Customer and commercial financing	1.2	2.1	8.5
Collateralized accounts receivable	218.5	185.6	142.8
Contract assets	358.0	447.5	370.6
Inventories	2,507.0	2,148.7	2,496.4
Guarantee deposits	339.9	0.1
Income tax and social contribution	95.3	76.9	80.7
Other assets	203.4	255.3	349.7
Total current assets	7,071.0	7,079.6	6,823.6
NON-CURRENT
Financial investments	183.5	251.2	173.1
Derivative financial instruments	4.1	4.8	11.1
Customer and commercial financing	10.5	14.3	28.9
Collateralized accounts receivable	17.4	103.1	180.5
Guarantee deposits	9.8	393.8	511.4
Deferred income tax and social contribution	21.6	13.4	11.6
Other assets	105.6	121.5	156.9
Non-current assets excluding investments,property, plant and equipment and intangible assets	352.5	902.1	1,073.5
Investments	6.3	5.6	3.9
Property, plant and equipment, net	1,964.7	2,104.9	2,154.2
Intangible assets, net	1,898.8	1,882.4	1,664.6
Total non-current assets	4,222.3	4,895.0	4,896.2
Assets	11,293.3	11,974.6	1,719.8
CURRENT
Trade accounts payable	892.1	824.7	952.1
Loans and financing	179.3	388.9	510.3
Recourse and non-recourse debt	324.0	17.6	22.9
Other payables	288.4	292.2	379.5
Contract liabilities	1,045.4	1,001.1	1,086.8
Derivative financial instruments	8.1	8.8	8.4
Taxes and payroll charges payable	68.4	70.7	43.6
Income tax and social contribution	48.0	16.1	25.9
Financial guarantee and residual value	51.0	22.2	49.7
Dividends payable	5.0	36.8	24.8
Unearned income	2.0
Provision	116.9	124.1	123.8
Total Current Liabilities	3,028.6	2,803.2	3,227.8
NON-CURRENT
Loans and financing	3,468.4	3,809.6	3,249.6
Recourse and non-recourse debt	17.4	346.5	351.0
Other payables	28.6	21.5	16.9
Contract liabilities	198.2	125.5	158.0
Derivative financial instruments		0.1
Taxes and payroll charges payable	58.2	70.2	67.9
Deferred income tax and social contribution	254.0	258.0	265.2
Financial guarantee and residual value guarantees	101.1	134.6	161.1
Unearned income	73.2	91.7	106.9
Provision	125.5	136.2	179.0
Total non-current liabilities	4,324.6	4,993.9	4,555.6
TOTAL LIABILITIES	7,353.2	7,797.1	7,783.4
SHAREHOLDERS' EQUITY
Capital	1,551.6	1,438.0	1,438.0
Treasury shares	(31.4)	(51.8)	(49.1)
Revenue reserves	2,433.7	2,743.2	2,566.1
Share-based remuneration	37.4	37.3	36.8
Accumulated other comprehensive loss	(145.6)	(107.7)	(135.7)
Retained earning		5.1	(12.1)
Shareholder's equity excluding non-controlling interest	3,845.7	4,064.1	3,844.0
Non-controlling interests	94.4	113.4	92.4
TOTAL SHAREHOLDERS' EQUITY	3,940.1	4,177.5	3,936.4
TOTAL LIABILITIES	$ 11,293.3	$ 11,974.6	$ 11,719.8